SUPPLEMENT DATED DECEMBER 10, 2012
TO
PROSPECTUSES DATED

APRIL 30, 2004
FOR COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA, COLUMBIA ALL-STAR FREEDOM AND COLUMBIA ALL-STAR TRADITIONS

MAY 1, 2006
FOR FUTURITY VARIABLE ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

The shareholders of the Sun Capital Advisers Trust (the “Trust”) approved the following actions to occur at the end of business on December 7, 2012.

I.  The merger of certain Sun Capital funds into MFS Series.

If your Contract had any investment option listed in the “Existing Funds” column in the table immediately below, those options merged into the corresponding investment options listed in the “Successor Funds” column.
EXISTING FUNDS	SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio

II.  The transitioning of certain Sun Capital funds into MFS Portfolios.

If your Contract had any investment option listed in the “Transitioning Funds” column in the table immediately below, those options transitioned into the corresponding MFS Portfolio listed in the “Funds as Renamed” column.
TRANSITIONING FUNDS	FUNDS AS RENAMED
1. Sun Capital Global Real Estate Fund	1. MFS Global Real Estate Portfolio
2. SC BlackRock Inflation Protected Bond Fund	2. MFS Inflation Adjusted Bond Portfolio
3. SC Columbia Small Cap Value Fund	3. MFS New Discovery Value Portfolio
4. SC Goldman Sachs Mid Cap Value Fund	4. MFS Mid Cap Value Portfolio
5. SC Goldman Sachs Short Duration Fund	5. MFS Limited Maturity Portfolio
6. SC Ibbotson Balanced Fund	6. MFS Moderate Allocation Portfolio
7. SC Ibbotson Conservative Fund	7. MFS Conservative Allocation Portfolio
8. SC Ibbotson Growth Fund	8. MFS Growth Allocation Portfolio
9. SC BlackRock Small Cap Index Fund	9. MFS Blended Research Small Cap Portfolio

Please retain this supplement with your prospectus for future reference.